Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	42,727
Number of Share Options, Granted	3,950
Number of Share Options, Forfeited	(8,281)
Number of Share Options, Expired	(3,912)
Number of Share Options Outstanding, End of Year	34,484
Weighted Average Exercise Price, Outstanding, Beginning of Year | $	$ 29.40
Weighted Average Exercise Price, Granted | $	9.76
Weighted Average Exercise Price, Forfeited | $	29.34
Weighted Average Exercise Price, Expired | $	37.17
Weighted Average Exercise Price, Outstanding, End of Year | $	$ 26.29
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	7,018
Number of Share Units, Granted	3,089
Number of Share Units, Cancelled	(4,155)
Number of Share Units, Units in Lieu of Dividends	111
Number of Share Units, Outstanding, End of Year	6,063
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	6,785
Number of Share Units, Granted	4,400
Number of Share Units, Vested and Paid Out	(1,777)
Number of Share Units, Cancelled	(2,074)
Number of Share Units, Units in Lieu of Dividends	127
Number of Share Units, Outstanding, End of Year	7,461
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	1,440
Number of Share Units, Granted	24
Number of Share Units, Units in Lieu of Dividends	27
Number of Share Units, Redeemed	(346)
Number of Share Units, Outstanding, End of Year	1,360
DSUs [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Granted	215